Overview and Summary Of Significant Accounting Policies Schedule of Changes in Asset Retirement Obligation (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Asset Retirement Obligation	$ 267,872	$ 218,412	$ 249,930	$ 218,729	$ 189,509
Asset Retirement Obligation, Revision of Estimate	8,525	0	12,921	44,679
Asset Retirement Obligation, Liabilities Settled	(1,098)	(3,025)	11,902	24,699
Asset Retirement Obligation, Accretion Expense	$ 2,737	$ 2,639	$ 13,102	$ 8,081